Fair Value Disclosures (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total
Financial Assets
Total financial assets	$ 125,778	$ 142,253
Financial Liabilities
Liabilities related to separate accounts	11,978	11,105
Total | Fixed maturity securities: | United States Government and government agencies and authorities
Financial Assets
Total financial assets	737	797
Total | Fixed maturity securities: | State, municipalities and political subdivisions
Financial Assets
Total financial assets	28,422	30,181
Total | Fixed maturity securities: | Foreign governments
Financial Assets
Total financial assets	338	403
Total | Fixed maturity securities: | Commercial mortgage-backed
Financial Assets
Total financial assets	752	1,454
Total | Fixed maturity securities: | Residential mortgage-backed
Financial Assets
Total financial assets	7,651	8,810
Total | Fixed maturity securities: | Corporate
Financial Assets
Total financial assets	66,179	80,469
Total | Equity securities: | Non-redeemable preferred stocks
Financial Assets
Total financial assets	7,200	6,908
Total | Short-term investments
Financial Assets
Total financial assets	1,911	2,126
Total | Cash equivalents
Financial Assets
Total financial assets	610
Total | Assets held in separate accounts
Financial Assets
Total financial assets	11,978	11,105
Level 1
Financial Assets
Total financial assets	12,171	10,135
Financial Liabilities
Liabilities related to separate accounts	9,650	8,009
Level 1 | Fixed maturity securities: | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities: | State, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities: | Foreign governments
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities: | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities: | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities: | Corporate
Financial Assets
Total financial assets	0	0
Level 1 | Equity securities: | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Level 1 | Short-term investments
Financial Assets
Total financial assets	1,911	2,126
Level 1 | Cash equivalents
Financial Assets
Total financial assets	610
Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	9,650	8,009
Level 2
Financial Assets
Total financial assets	111,198	130,634
Financial Liabilities
Liabilities related to separate accounts	2,328	3,096
Level 2 | Fixed maturity securities: | United States Government and government agencies and authorities
Financial Assets
Total financial assets	737	797
Level 2 | Fixed maturity securities: | State, municipalities and political subdivisions
Financial Assets
Total financial assets	27,321	30,181
Level 2 | Fixed maturity securities: | Foreign governments
Financial Assets
Total financial assets	338	403
Level 2 | Fixed maturity securities: | Commercial mortgage-backed
Financial Assets
Total financial assets	752	1,454
Level 2 | Fixed maturity securities: | Residential mortgage-backed
Financial Assets
Total financial assets	7,651	8,810
Level 2 | Fixed maturity securities: | Corporate
Financial Assets
Total financial assets	64,871	78,986
Level 2 | Equity securities: | Non-redeemable preferred stocks
Financial Assets
Total financial assets	7,200	6,907
Level 2 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 2 | Cash equivalents
Financial Assets
Total financial assets	0
Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	2,328	3,096
Level 3
Financial Assets
Total financial assets	2,409	1,484
Financial Liabilities
Liabilities related to separate accounts	0	0
Level 3 | Fixed maturity securities: | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities: | State, municipalities and political subdivisions
Financial Assets
Total financial assets	1,101	0
Level 3 | Fixed maturity securities: | Foreign governments
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities: | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities: | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities: | Corporate
Financial Assets
Total financial assets	1,308	1,483
Level 3 | Equity securities: | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	1
Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 3 | Cash equivalents
Financial Assets
Total financial assets	0
Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0